Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Provision

Income tax provision consisted of the following (in thousands):

	Year ended December 31,
	2015	2014	2013
Current income tax:
Federal	$—	$—	$(579)
State	392	779	(1,351)
Foreign	(1)	—	(145)

Total	391	779	(2,075)
Deferred income tax:
Federal	—	(925)	8,614
State	—	(181)	(1,938)
Foreign	(40)	841	(1,009)

Total	(40)	(265)	5,667

Provision for income taxes	$351	$514	$3,592

Reconciliation of Tax Expense Computed at Statutory Federal Rate and Company's Tax Expense

The following reconciles the tax expense computed at the statutory federal rate and the Company’s tax expense (in thousands):

	Year ended December 31,
	2015	2014	2013
Computed expected tax expense	$(94,737)	$(81,107)	$(41,113)
State income taxes, net of federal tax effect	259	395	(2,171)
Foreign income taxes	202	1,645	136
Permanent differences	1,980	2,261	1,215
Change in valuation allowance	92,647	77,320	45,525

Provision for income taxes	$351	$514	$3,592

Significant Portions of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2015	2014
Gross deferred tax assets:
Net operating loss carryforwards	$642,391	$544,793
Deferred subscriber income	13,722	7,433
Accrued expenses and allowances	15,415	9,474
Purchased intangibles	10,576	4,579
Inventory reserves	9,333	4,156
Property and Equipment	3,257	—
Alternative minimum tax credit and research and development credit	41	41
Valuation allowance	(234,771)	(139,585)

	459,964	430,891
Gross deferred tax liabilities:
Deferred subscriber acquisition costs	(466,783)	(437,595)
Property and equipment	—	(1,715)
Prepaid expenses	(705)	(644)

	(467,488)	(439,954)

Net deferred tax liabilities	$(7,524)	$(9,063)

Summary of Net Operating Loss Carryforwards

The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2015	2014
Net operating loss carryforwards:
United States	$1,695,386	$1,355,632
State	1,338,742	1,301,462
Canada	28,629	30,688
New Zealand	5,518	4,203